Trade payables and accruals (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	€ 9,074	€ 12,639
Accrued expenses	15,466	22,883
TOTAL	24,540	35,522
Less non-current portion	0	0
CURRENT PORTION	€ 24,540	€ 35,522